Organization and Business Description (Details)	5 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 14, 2020
Organization and Business Description (Details) [Line Items]
Total assets (in Dollars)		$ 88,175,838	$ 89,633,012
Total liabilities (in Dollars)		72,631,642	79,138,097
Accumulated deficit (in Dollars)		(5,334,300)	(7,085,470)
Operating revenue (in Dollars)		$ 214,405,226	$ 290,376,371
Percentage of total revenue			0.03%
ICZOOM Group Inc [Member]
Organization and Business Description (Details) [Line Items]
Percentage of equity interest		100.00%		100.00%		100.00%
Heng Nuo Chen [Member]
Organization and Business Description (Details) [Line Items]
Total assets (in Dollars)					$ 5,879
Total liabilities (in Dollars)					$ 325,497
Heng Nuo Chen [Member] | Other Assets [Member]
Organization and Business Description (Details) [Line Items]
Percentage of assets					0.01%
Heng Nuo Chen [Member] | Other Liabilities [Member]
Organization and Business Description (Details) [Line Items]
Percentage of liabilities					0.41%
Accumulated deficit (in Dollars)					$ 305,780
Percentage of accumulated deficit					3.27%
Pai Ming Shenzhen [Member]
Organization and Business Description (Details) [Line Items]
Total assets (in Dollars)	$ 219,897
Total liabilities (in Dollars)	427,395
Monthly fixed fee (in Yuan Renminbi) | ¥				¥ 100,000
Operating revenue (in Dollars)	$ 72,425
Loss of termination of the VIE agreements (in Dollars)			$ 205,249
Pai Ming Shenzhen [Member] | Other Assets [Member]
Organization and Business Description (Details) [Line Items]
Percentage of assets	0.60%
Pai Ming Shenzhen [Member] | Other Liabilities [Member]
Organization and Business Description (Details) [Line Items]
Percentage of liabilities	0.89%